Bank overdrafts, bonds and bank loans - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of bank overdraft bonds and bank loans [line items]
Carrying amount of bank loans	£ 57.2	£ 110.4
Corporate bond [member]
Disclosure of bank overdraft bonds and bank loans [line items]
Fair value of corporate bonds	£ 5,509.1	£ 4,439.8